Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Deposits with third-party payment channels (i)	190,037	210,825
Interest receivable	105,450	118,756
Deposits at third party broker (ii)	—	71,653
Input VAT (iii)	107,879	69,656
Advance to suppliers (iv)	80,419	66,692
Deferred platform commission cost	35,922	35,398
Prepaid income tax and other expenses	19,738	16,686
Corporate lending receivable (v)	40,000	—
Others	19,555	24,030
	599,000	613,696

(i)
Deposits with third-party
payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their revenue sharing and the customer payment to the Group’s account through the third-party payment channels.

(ii)
On September 7, 2020, the Company engaged Credit Suisse Securities(USA) LLC (“Credit Suisse”) as agent to facilitate the share repurchase program. During the year ended December 31, 2020, the Company deposited US$60,000 at Credit Suisse, of which US$49,019 has been used to repurchase total 7,181,576 shares as of December 31, 2020.

(iii)
Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.

(iv)	Advance to suppliers were primarily for advertising fees and related service fees.
(v)
Corporate lending receivable was a loan to a third-party entity during 2018, which matured in June 2020. The annual interest rate is 10%, which can be waived if certain conditions are met. The third-party entity repaid RMB8,000 during the year ended December 31, 2020. The Company then assessed the collectability of the remaining loan balance as not probable, and thus recorded impairment loss in full amounting to
 RMB32,000 for the year ended December 31, 2020.